Accounts Payable to Suppliers and Accrued Expenses (Details) - MXN ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounts Payable to Suppliers and Accrued Expenses [Abstract]
Discounted suppliers	$ 861.828	$ 584.872	$ 123.7913